Deposits from the Central Bank and Deposits from credit institutions (Tables)	12 Months Ended
Dec. 31, 2019
Deposits from the Central Bank and credit institutions
Financial liabilities
Schedule of financial liabilities

	12/31/2018	12/31/2019

Classification:
Other financial liabilities at fair value through profit or loss	44,796	141,263
Financial liabilities at amortized cost	94,849	72,969
	139,645	214,232
Type:
Reciprocal accounts	3,999	7,272
Time deposits	10,125	8,914
Overnight deposits	23,359	26,710
Repurchase agreements	44,796	141,263
Other accounts	57,315	29,961
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	32,606	8,960
Others	24,709	21,001
Accrued interest	51	112
	139,645	214,232
Currency:
Peso	125,839	195,604
USD	13,791	18,565
Other currencies	15	63
	139,645	214,232